Research and Development incentives receivables	12 Months Ended
Dec. 31, 2025
Research and Development incentives receivables
Research and Development incentives receivables

19. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in our statement of financial position at December 31, 2025 and 2024:

	December 31,
	2025	2024

	(Euro, in thousands)
Non-current R&D incentives receivables	€126,662	€132,729
Current R&D incentives receivables	31,208	39,882
Total R&D incentives receivables	€157,870	€172,611

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our statement of financial position at December 31, 2025.

	December 31, 2025
	Maturity date
	2027	2028	2029	2030	2031-2034	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€12,215	6,127	1,552	—	—	€19,894

Belgian non-current R&D incentives receivables - discounted value	20,646	20,449	37,942	19,712	8,019	106,768

Total non-current R&D incentives receivables - discounted value	€32,861	€26,576	39,494	19,712	8,019	€126,662